Taxation - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current tax:
UK corporation tax on profit for the year	£ 401	£ 107		£ 254
Adjustments in respect of prior years	(24)	(24)		(25)
Total current tax	377	83		229
Deferred tax:
Charge for the year	100	34		46
Adjustments in respect of prior years	15	4		(7)
Total deferred tax	115	38		39
Tax on profit from continuing operations	£ 492	£ 121	[1]	£ 268	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.